Earnings per share	12 Months Ended
Dec. 31, 2017
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Earnings per share
Note	28 - Earnings per share

Basic and diluted earnings per share were computed as shown in the table below for the periods indicated. Basic earnings per share are computed by dividing the net income attributable to the stockholder of ITAÚ UNIBANCO HOLDING by the average number of shares for the period, and by excluding the number of shares purchased and held as treasury shares by the company. Diluted earnings per share are computed on a similar way, but with the adjustment made in the denominator when assuming the conversion of all shares that may be diluted.

Net income attributable to owners of the parent company – basic earnings per share	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Net income	23,903	23,263	25,740
Minimum non-cumulative dividend on preferred shares in accordance with our by laws	(69)	(70)	(71)
Subtotal	23,834	23,193	25,669
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(74)	(73)	(74)
Subtotal	23,760	23,120	25,595
Retained earnings to be distributed to common and preferred equity owners on a pro-rata basis
To common equity owners	12,230	11,880	13,036
To preferred equity owners	11,530	11,240	12,559
Total net income available to common equity owners	12,304	11,953	13,110
Total net income available to preferred equity owners	11,599	11,310	12,630
Weighted average number of shares outstanding (Note 21a)
Common shares	3,347,889,957	3,351,741,143	3,351,741,143
Preferred shares	3,156,020,074	3,171,215,661	3,228,881,081
Earnings per share—basic – R$
Common shares	3.68	3.57	3.91
Preferred shares	3.68	3.57	3.91

Net income attributable to owners of the parent company – diluted earnings per share	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Total net income available to preferred equity owners	11,599	11,310	12,630
Dividend on preferred shares after dilution effects	79	82	83
Net income available to preferred equity owners considering preferred shares after the dilution effect	11,678	11,392	12,713
Total net income available to ordinary equity owners	12,304	11,953	13,110
Dividend on preferred shares after dilution effects	(79)	(82)	(83)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	12,225	11,871	13,027
Adjusted weighted average of shares (Note 21a)
Common shares	3,347,889,957	3,351,741,143	3,351,741,143
Preferred shares	3,197,763,868	3,216,235,372	3,270,734,307
Preferred shares	3,156,020,074	3,171,215,661	3,228,881,081
Incremental shares from stock options granted under our share-based payment	41,743,794	45,019,711	41,853,226
Earnings per share—diluted – R$
Common shares	3.65	3.54	3.89
Preferred shares	3.65	3.54	3.89

Potential anti-dilution effects of shares under our share-based payment, which were excluded from the calculation of diluted earnings per share, totaled 357,433 preferred shares at 12/31/2017, 6,901,686 preferred shares at 12/31/2016 and 4,805,473 preferred shares at 12/31/2015.